EXHIBIT 99.15

ernst & young llp report of independent accountants on
applying agreed-upon procedures

Agate Bay Mortgage Trust 2016-2

Mortgage Pass-Through Certificates, Series 2016-2

Sample Mortgage Loan Agreed-Upon Procedures

Report To:

Two Harbors Investment Corp.

TH TRS Corp.

Agate Bay Residential Mortgage Securities LLC

Wells Fargo Securities, LLC

17 February 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Two Harbors Investment Corp.

TH TRS Corp.

Agate Bay Residential Mortgage Securities LLC

601 Carlson Parkway, Suite 1400

Minnetonka, Minnesota 55305

Wells Fargo Securities, LLC

375 Park Avenue, 2nd Floor

New York, New York 10152

Re:	Agate Bay Mortgage Trust 2016-2
Mortgage Pass-Through Certificates, Series 2016-2 (the “Certificates”)
Sample Mortgage Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Agate Bay Residential Mortgage Securities LLC (the “Depositor”) in evaluating the accuracy of certain information with respect to a pool of fixed rate mortgage loans (the “Mortgage Loans”) relating to the Agate Bay Mortgage Trust 2016-2 securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

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For the purpose of the procedures described in this report, Two Harbors Investment Corp. (“Two Harbors”), on behalf of the Depositor, provided us with:

a.	Electronic data files labeled:
i.	“ABMT 2016-2 Loan IDs_1.21 initial pool.xlsx” (the “Preliminary Loan Listing Data File”) that Two Harbors, on behalf of the Depositor, indicated contains a list of identification numbers (the “Loan Numbers”) corresponding to a pool of mortgage loans (the “Preliminary Mortgage Loans”) that are expected to be representative of the Mortgage Loans,
ii.	“Copy of ABMT 2016-2_EY Audit ASF (Actual)_1.28.2016.xlsx” (the “Base Preliminary Data File”) that Two Harbors, on behalf of the Depositor, indicated contains information as of 28 January 2016 on certain Preliminary Mortgage Loans,
iii.	“ABMT 2016-2 - Loan List_Adds 2.5.16.xlsx” (the “Additional Preliminary Loan Listing Data File”) that Two Harbors, on behalf of the Depositor, indicated contains a list of Loan Numbers corresponding to a pool of mortgage loans (the “Additional Preliminary Mortgage Loans”) that are expected to be representative of the Mortgage Loans and
iv.	“Copy of ABMT 2016-2_EY Audit ASF (Actual)_2.8.2016.xlsx” (the “Additional Preliminary Data File,” together with the Preliminary Loan Listing Data File, Base Preliminary Data File and Additional Preliminary Loan Listing Data File, the “Provided Data Files”) that Two Harbors, on behalf of the Depositor, indicated contains information as of 8 February 2016 on the Additional Preliminary Mortgage Loans and certain Preliminary Mortgage Loans and
b.	Imaged copies of the:
i.	Promissory note and prepayment penalty rider (collectively, the “Promissory Note”),
ii.	Loan application (the “Loan Application”),
iii.	Appraisal report and field review (collectively, the “Appraisal”),
iv.	Collateral desktop analysis review (the “CDA Review”),
v.	Subordination agreement, subordination modification agreement or HELOC agreement (collectively, the “Subordination Agreement”),
vi.	Planned unit development rider (the “PUD Rider”),
vii.	Credit report (the “Credit Report”),
viii.	Gemstone report (the “Gemstone Report”),
ix.	Lock confirmation notification (the “Lock Confirmation”),
x.	Loan safe fraud manager report (the “Loan Safe Report”),
xi.	Settlement statement or closing disclosure (as applicable and collectively, the “Settlement Statement”) and/or
xii.	Underwriting summary (the “Underwriting Summary,” together with the Promissory Note, Loan Application, Appraisal, CDA Review, Subordination Agreement, PUD Rider, Credit Report, Gemstone Report, Lock Confirmation, Loan Safe Report and Settlement Statement, the “Source Documents”)

relating to the Sample Mortgage Loans (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File (as defined in Attachment A), which are listed on Exhibit 1 to Attachment A, and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Provided Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Provided Data Files and Preliminary Data File (as defined in Attachment A). We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents or any other information provided to us by Two Harbors, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Mortgage Loans, Additional Preliminary Mortgage Loans, Combined Preliminary Mortgage Loans (as defined in Attachment A) or Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Two Harbors, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

17 February 2016

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.	As instructed by Two Harbors, on behalf of the Depositor, we randomly selected a sample of 220 Preliminary Mortgage Loans (the “Base Sample Mortgage Loans”) from the Preliminary Loan Listing Data File. For the purpose of this procedure, Two Harbors, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Base Sample Mortgage Loans they instructed us to select from the Preliminary Loan Listing Data File.

2.	As instructed by Two Harbors, on behalf of the Depositor, we excluded the Base Sample Mortgage Loan with the Loan Number 353622340 from the Base Sample Mortgage Loans. The Base Sample Mortgage Loans, as adjusted, are hereinafter referred to as the “Adjusted Base Sample Mortgage Loans.”

3.	For each mortgage loan on the Preliminary Loan Listing Data File and Base Preliminary Data File, we compared the Loan Number, as shown on the Preliminary Loan Listing Data File, to the corresponding Loan Number on the Base Preliminary Data File and noted that:
a.	All of the Preliminary Mortgage Loans included on the Base Preliminary Data File were included on the Preliminary Loan Listing Data File,
b.	Two (2) of the Preliminary Mortgage Loans included on the Preliminary Loan Listing Data File were not included on the Base Preliminary Data File (the “Removed Preliminary Mortgage Loans”) and
c.	None of the Removed Preliminary Mortgage Loans were Adjusted Base Sample Mortgage Loans.

4.	As instructed by Two Harbors, on behalf of the Depositor, we randomly selected a sample of 23 Additional Preliminary Mortgage Loans (the “Additional Base Sample Mortgage Loans,” together with the Adjusted Base Sample Mortgage Loans, the “Sample Mortgage Loans”) from the Additional Preliminary Loan Listing Data File. For the purpose of this procedure, Two Harbors, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Additional Base Sample Mortgage Loans they instructed us to select from the Additional Preliminary Loan Listing Data File.

5.	For each mortgage loan on the Additional Preliminary Loan Listing Data File and Additional Preliminary Data File, we compared the Loan Number, as shown on the Additional Preliminary Loan Listing Data File, to the corresponding Loan Number on the Additional Preliminary Data File and noted that:
a.	433 of the Preliminary Mortgage Loans included on the Additional Preliminary Data File were not included on the Additional Preliminary Loan Listing Data File and
b.	All of the Additional Preliminary Mortgage Loans included on the Additional Preliminary Loan Listing Data File were included on the Additional Preliminary Data File.

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Attachment A Page 2 of 2

6.	As instructed by Two Harbors, on behalf of the Depositor, we:
a.	Compared the Loan Number of each Preliminary Mortgage Loan and Additional Preliminary Mortgage Loan on the Additional Preliminary Data File to the Loan Number of each Preliminary Mortgage Loan on the Base Preliminary Data File,
b.	Deleted any Preliminary Mortgage Loan from the Additional Preliminary Data File which had the same Loan Number as any Preliminary Mortgage Loan on the Base Preliminary Data File and
c.	Combined the information on the Base Preliminary Data File with the remaining information on the Additional Preliminary Data File.

The Base Preliminary Data File and Additional Preliminary Data File, as adjusted and combined in this Item 6. above, is hereinafter referred to as the “Preliminary Data File” and the mortgage loans on the Preliminary Data File are hereinafter referred to as the “Combined Preliminary Mortgage Loans.”

We performed no procedures to compare the information on the Additional Preliminary Data File relating to the Preliminary Mortgage Loans that were deleted from the Additional Preliminary Data File, as described in Item 6.b. above, to the corresponding information on the Base Preliminary Data File. Except as described in Item 7. below, we performed no procedures to determine the accuracy, completeness or reasonableness of the information contained on the Preliminary Data File.

7.	For each Sample Mortgage Loan, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the qualifications, assumptions and methodologies provided by Two Harbors, on behalf of the Depositor, that are stated in the notes on Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by Two Harbors, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A Page 1 of 7

Sample Characteristics and Source Documents

Sample Characteristic	Source Document(s)	Note

Loan Number	Promissory Note	i.
Original principal balance	Promissory Note
Initial interest rate	Promissory Note
First payment date	Promissory Note
Maturity date	Promissory Note
Original term to maturity	(a) Promissory Note or (b) Promissory Note and recalculation	ii.
Property state	Promissory Note
Property zip code	Promissory Note
Prepayment penalty term	Promissory Note
Interest only term	Promissory Note
Occupancy status	Loan Application
Property type	Appraisal or PUD Rider	iii.
Appraisal value	Appraisal or CDA Review	iv.
Sale price (if applicable)	Settlement Statement
Junior lien current balance	Underwriting Summary, Gemstone Report, Subordination Agreement, Credit Report, Loan Safe Report or Lock Confirmation (collectively, the “Junior Lien Source Documents”) and Promissory Note	v.
Junior lien maximum balance	Junior Lien Source Documents	vi.
Loan purpose

(a)     Settlement Statement and Loan Application,

(b)     Settlement Statement and Credit Report,

(c)     Promissory Note, Settlement Statement, Credit Report and recalculation or

(d)     Promissory Note, Settlement Statement and recalculation

vii.
Value used for loan-to-value ratios	(a) (i) Settlement Statement, (ii) Appraisal or CDA Review and (iii) Recalculation, (b) (i) Promissory Note, (ii) Appraisal or CDA Review and (iii) Recalculation or (c) Appraisal or CDA Review	viii.
Original loan-to-value ratio	Recalculation	ix.

Exhibit 1 to Attachment A Page 2 of 7

Sample Characteristic	Source Document(s)	Note

Combined loan-to-value ratio	Recalculation	x.
High combined loan-to-value ratio	Recalculation	xi.
Current monthly principal and interest payment	Promissory Note and recalculation	xii.

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the original term to maturity Sample Characteristic for each Sample Mortgage Loan that does not have the original term to maturity specifically stated on the Promissory Note, Two Harbors, on behalf of the Depositor, instructed us to recalculate the original term to maturity using the first payment date and maturity date of the Sample Mortgage Loan, both as shown on the Promissory Note.

iii.	For the purpose of comparing the property type Sample Characteristic for each Sample Mortgage Loan, Two Harbors, on behalf of the Depositor, provided one or more of the indicated Source Documents. Two Harbors, on behalf of the Depositor instructed us to note agreement if the information on the Preliminary Data File agreed to the corresponding information on at least one such Source Document. We performed no procedures to reconcile any differences that may exist between various Source Documents for the property type Sample Characteristic.

iv.	For the purpose of comparing the appraisal value Sample Characteristic for each Sample Mortgage Loan with both an Appraisal and CDA Review (or more than one Appraisal and/or CDA Review), Two Harbors, on behalf of the Depositor, instructed us to use the Appraisal or CDA Review with the lowest appraisal value as the Source Document.

Exhibit 1 to Attachment A Page 3 of 7

Notes: (continued)

v.	For the purpose of comparing the junior lien current balance Sample Characteristic for each Sample Mortgage Loan, Two Harbors, on behalf of the Depositor, provided one or more of the Junior Lien Source Documents. Two Harbors, on behalf of the Depositor instructed us to note agreement if the information on the Preliminary Data File agreed to the corresponding information on at least one such Junior Lien Source Document. We performed no procedures to reconcile any differences that may exist between various Junior Lien Source Documents for the junior lien current balance Sample Characteristic.

For the purpose of the comparison described above for each Sample Mortgage Loan with a home equity line of credit, Two Harbors, on behalf of the Depositor, instructed us to use the amount of the home equity line of credit that was drawn by the respective borrower, as shown on the Junior Lien Source Documents (in accordance with the preceding paragraph of this note v.), as of the origination date of the Sample Mortgage Loan, as shown on the Promissory Note.

vi.	For the purpose of comparing the junior lien maximum balance Sample Characteristic for each Sample Mortgage Loan, Two Harbors, on behalf of the Depositor, provided one or more of the Junior Lien Source Documents. Two Harbors, on behalf of the Depositor instructed us to note agreement if the information on the Preliminary Data File agreed to the corresponding information on at least one such Junior Lien Source Document. We performed no procedures to reconcile any differences that may exist between various Junior Lien Source Documents for the junior lien maximum balance Sample Characteristic.

For the purpose of the comparison described above for each Sample Mortgage Loan with a home equity line of credit, Two Harbors, on behalf of the Depositor, instructed us to use the credit limit of the home equity line of credit that may be drawn by the respective borrower, as shown on the Junior Lien Source Documents (in accordance with the preceding paragraph of this note vi.).

Exhibit 1 to Attachment A Page 4 of 7

Notes: (continued)

vii.	For the purpose of comparing the loan purpose Sample Characteristic for each Sample Mortgage Loan with a loan purpose of “First-time Home Purchase” or “Other-than-first-time Home Purchase” (each, a “Purchase Sample Mortgage Loan”) (except for the Purchase Sample Mortgage Loan with a Loan Number of 353634063, as shown on the Preliminary Data File), Two Harbors, on behalf of the Depositor, instructed us to use the Settlement Statement and Loan Application as the Source Documents.

For the purpose of comparing the loan purpose Sample Characteristic for the Purchase Sample Mortgage Loan with a Loan Number of 353634063, as shown on the Preliminary Data File, Two Harbors, on behalf of the Depositor, instructed us to use the Settlement Statement and Credit Report as the Source Documents.

For each Sample Mortgage Loan that is not a Purchase Sample Mortgage Loan (each, a “Refinance Sample Mortgage Loan”) (except for the Refinance Sample Mortgage Loan with a Loan Number of 353622951, as shown on the Preliminary Data File), Two Harbors, on behalf of the Depositor, instructed us to calculate the “Amount to Borrower” as the difference between:

(a)	The original principal balance of the Sample Mortgage Loan, as shown on the Promissory Note, and
(b)	The sum of:
(1)	The unpaid principal balance of the previous first mortgage loan that is being refinanced, as shown on the Settlement Statement,
(2)	If any secondary financing relating to the subject property is an installment loan or home equity line of credit, as shown on the Credit Report, and such loan is being repaid with the proceeds of the Sample Mortgage Loan, as shown on the Settlement Statement, the unpaid principal balance of the secondary financing relating to the subject property that is being repaid with the proceeds of the Sample Mortgage Loan, as shown on the Settlement Statement, and
(3)	Settlement charges relating to the Sample Mortgage Loan, as shown on the Settlement Statement.

Exhibit 1 to Attachment A Page 5 of 7

Notes: (continued)

vii. (continued)

For the Refinance Sample Mortgage Loan with a Loan Number of 353622951, as shown on the Preliminary Data File, Two Harbors, on behalf of the Depositor, instructed us to calculate the “Amount to Borrower” as the difference between:

(a)	The original principal balance of the Sample Mortgage Loan, as shown on the Promissory Note, and
(b)	The sum of:
(1)	The unpaid principal balance of the previous first mortgage loan that is being refinanced, as shown on the Settlement Statement, and
(2)	Settlement charges relating to the Sample Mortgage Loan, as shown on the Settlement Statement.

For the purpose of comparing the loan purpose Sample Characteristic for each Refinance Sample Mortgage Loan, Two Harbors, on behalf of the Depositor, instructed us to consider the loan purpose as:

(a)	“Cash-Out Refinance” if the Amount to Borrower is greater than or equal to 1% of the original principal balance of the Sample Mortgage Loan, as shown on the Promissory Note or
(b)	“Rate/Term Refinance” if the Amount to Borrower is less than 1% of the original principal balance of the Sample Mortgage Loan, as shown on the Promissory Note.

viii.	For the purpose of comparing the value used for loan-to-value ratios Sample Characteristic for each Purchase Sample Mortgage Loan, Two Harbors, on behalf of the Depositor, instructed us to recalculate the value used for loan-to-value ratios as the minimum of the:
(a)	Sale price (if applicable), as shown on the Settlement Statement, and
(b)	Appraisal value, as shown on the Appraisal or CDA Review (and in accordance with the methodology described in note iv. above).

For the purpose of comparing the value used for loan-to-value ratios Sample Characteristic for each Refinance Sample Mortgage Loan with information in the corresponding Appraisal indicating that the related mortgaged property was purchased by the borrower within twelve months of the origination date of the Sample Mortgage Loan, as shown on the Promissory Note (each, a “Recently Purchased Refinance Sample Mortgage Loan”), Two Harbors, on behalf of the Depositor, instructed us to recalculate the value used for loan-to-value ratios as the minimum of the:

(a)	Sale price related to the purchase of the related mortgaged property by the borrower, as shown on the Appraisal, and
(b)	Appraisal value, as shown on the Appraisal or CDA Review (and in accordance with the methodology described in note iv. above).

Exhibit 1 to Attachment A Page 6 of 7

Notes: (continued)

viii. (continued)

For the purpose of comparing the value used for loan-to-value ratios Sample Characteristic for each Sample Mortgage Loan that is not a Purchase Sample Mortgage Loan or Recently Purchased Refinance Sample Mortgage Loan, Two Harbors, on behalf of the Depositor, instructed us to use the appraisal value, as shown on the Appraisal or CDA Review (and in accordance with the methodology described in note iv. above).

ix.	For the purpose of comparing the original loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan, Two Harbors, on behalf of the Depositor, instructed us to recalculate the original loan-to-value ratio by:
(a)	Dividing:
(1)	The original principal balance of the Sample Mortgage Loan, as shown on the Promissory Note, by
(2)	The value used for loan-to-value ratios, as determined in accordance with the methodologies described in note viii. above

and

(b)	Rounding the value recalculated in (a) to the second decimal place (XX.XX%).

For the purpose of this procedure, Two Harbors, on behalf of the Depositor, instructed us to ignore absolute differences of +/- 0.01% or less.

x.	For the purpose of comparing the combined loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan, Two Harbors, on behalf of the Depositor, instructed us to recalculate the combined loan-to-value ratio by:
(a)	Dividing:
(1)	The sum of (i) the original principal balance of the Sample Mortgage Loan, as shown on the Promissory Note, and (ii) the junior lien current balance related to such Sample Mortgage Loan, as shown on the Junior Lien Source Documents (and in accordance with the methodology described in note v. above), by
(2)	The value used for loan-to-value ratios, as determined in accordance with the methodologies described in note viii. above

and

(b)	Rounding the value recalculated in (a) to the second decimal place (XX.XX%).

For the purpose of this procedure, Two Harbors, on behalf of the Depositor, instructed us to ignore absolute differences of +/- 0.01% or less.

Exhibit 1 to Attachment A Page 7 of 7

Notes: (continued)

xi.	For the purpose of comparing the high combined loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan, Two Harbors, on behalf of the Depositor, instructed us to recalculate the high combined loan-to-value ratio by:
(a)	Dividing:
(1)	The sum of (i) the original principal balance of the Sample Mortgage Loan, as shown on the Promissory Note, and (ii) the junior lien maximum balance related to such Sample Mortgage Loan, as shown on the Junior Lien Source Documents (and in accordance with the methodology described in note vi. above), by
(2)	The value used for loan-to-value ratios, as determined in accordance with the methodologies described in note viii. above

and

(b)	Rounding the value recalculated in (a) to the second decimal place (XX.XX%).

For the purpose of this procedure, Two Harbors, on behalf of the Depositor, instructed us to ignore absolute differences of +/- 0.01% or less.

xii.	For the purpose of comparing the current monthly principal and interest payment Sample Characteristic for each Sample Mortgage Loan, Two Harbors, on behalf of the Depositor, instructed us to recalculate the current monthly principal and interest payment using the “PMT” function in Microsoft Excel and the original principal balance, initial interest rate (both as shown on the Promissory Note) and original term to maturity (as shown on the Promissory Note or recalculated in accordance with the methodology described in note ii. above) of each Sample Mortgage Loan.

For the purpose of this procedure, Two Harbors, on behalf of the Depositor, instructed us to ignore differences of +/- $0.01 or less.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Two Harbors, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

353622557	Initial interest rate	3.875%	4.000%
	Current monthly principal and interest payment	$3,127.08	$3,174.81

353622999	Junior lien current balance	<Redacted>	<Redacted>
	Junior lien maximum balance	<Redacted>	<Redacted>

353630242	Junior lien maximum balance	<Redacted>	$0.00
	High combined loan-to-value ratio	55.57%	48.43%

353651868	Loan purpose	Other-than-first-time Home Purchase	First-time Home Purchase

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